Treasury shares - Schedule of Treasury Shares (Detail) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Beginning Balance	903	3,258
Purchase of treasury shares	2,158	1,105
Newly issued treasury shares	2,500
Release of treasury shares	(3,990)	(3,460)
Ending Balance	1,571	903
Beginning Balance	£ 7	£ 24
Purchase of treasury shares	16	6
Newly issued treasury shares	1
Release of treasury shares	(12)	(23)
Ending Balance	£ 12	£ 7